GS Mortgage-Backed Securities Trust 2020-PJ6 ABS-15G

Exhibit 99.3 - Schedule 6

Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	Originator DTI	XX.XX	XX.XX	FALSE
XXXXX	Originator DTI	XX.XX	XX.XX	FALSE
XXXXX	Original CLTV	XX.XX	XX.XX	FALSE
XXXXX	Originator DTI	XX.XX	XX.XX	FALSE
XXXXX	Original CLTV	XX.XX	XX.XX	FALSE
XXXXX	Original CLTV	XX.XX	XX.XX	FALSE
XXXXX	Originator DTI	XX.XX	XX.XX	FALSE